Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per Unit
Schedule of calculations of the basic and diluted earnings per common unit

	Six months ended
	June 30,
	2023	2022
Partnership’s Net income	$24,030	$34,999
Less:
Net Income attributable to preferred unitholders	5,781	5,781
General Partner’s interest in Net Income	19	29
Net income attributable to common unitholders	$18,230	$29,189
Weighted average number of common units outstanding, basic and diluted	36,802,247	36,802,247
Earnings per common unit, basic and diluted	$0.50	$0.79